11. RESTRICTED CASH AND INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Restricted Cash And Investments Tables
Restricted cash and investments
	At December 31	At December 31
(in thousands)	2017	2016

Cash and cash equivalents	$2,431	$277
Investments	7,281	2,037
	$9,712	$2,314

Restricted cash and investments-by item:
Elliot Lake reclamation trust fund	$2,431	$2,213
Letters of credit facility pledged assets	7,174	-
Letters of credit additional collateral	107	101
	$9,712	$2,314